SHARE CAPITAL AND SHARE OPTIONS - Share Options (Details) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 28, 2002	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share options:
Options, outstanding (in shares)		4,017,000	4,017,000		3,805,000	4,017,000
Weighted average assumptions used:
Expected dividend yield		0.00%
Outstanding:
Options outstanding, beginning of year (in shares)		4,017,000
Options outstanding, granted in period (in shares)		508,000
Options outstanding, exercises in period (in shares)		(184,000)
Options outstanding, forfeitures in period (in shares)		(521,000)
Options outstanding, lapsed in period (in shares)		(15,000)
Option outstanding, end of year (in shares)		3,805,000	4,017,000
Weighted average exercise price:
Weighted average exercise price, options, outstanding, beginning of year (USD per share)		$ 37.92
Weighted average exercise price, options, grants in period (USD per share)		27.20
Weighted average exercise price, options, exercises in period (USD per share)		14.60
Weighted average exercise price, options, forfeitures in period (USD per share)		45.06
Weighted average exercise price, options, lapsed in period (USD per share)		31.46
Weighted average exercise price, options, outstanding, end of year (USD per share)		$ 36.16	$ 37.92
Intrinsic value of share options exercised		$ 2,621,000	$ 286,000	$ 1,326,000
Total fair value of share options fully vested in the year		$ 16,623,000	$ 13,601,000	$ 113,000
Weighted average remaining contractual term, options, outstanding (in years)		2 years 5 months	3 years
Options exercisable, outstanding (in shares)					2,320,000	1,139,000	108,000
Options exercisable, weighted average exercise price (USD per share)					$ 39.02	$ 37.92	$ 2.84
Options exercisable, weighted average remaining contractual term (in years)		1 year 11 months 15 days	2 years 6 months 10 days	10 months
Intrinsic value of share options outstanding and exercisable					$ 0	$ 0	$ 0
Compensation cost		$ 11,748,000	$ 8,777,000	$ 5,830,000
Share options cost capitalized		$ 421,000	$ 1,823,000	$ 822,000
Golar Scheme
Share options:
Options, outstanding (in shares)		4,000,000	3,800,000	3,800,000	3,800,000	4,000,000	3,800,000
Outstanding:
Options outstanding, beginning of year (in shares)		4,000,000	3,800,000
Option outstanding, end of year (in shares)		3,800,000	4,000,000	3,800,000
Employee Stock Options
Weighted average assumptions used:
Risk free interest rate		2.50%	1.80%	1.80%
Expected volatility of common stock		62.50%	54.50%	55.00%
Expected dividend yield		0.00%	0.00%	0.00%
Expected term of options (in years)		3 years 7 months	3 years 10 months	5 years
Outstanding:
Options outstanding, granted in period (in shares)		500,000	400,000
Weighted average exercise price:
Total unrecognized compensation cost					$ 11,300,000
Weighted average period of recognition for unrecognized compensation cost (in years)		1 year 6 months
Employee Stock Options | Golar Scheme
Share options:
Award term until expiration	5 years
Number of shares authorized for grant	0
Employee Stock Options | Golar Scheme | Minimum
Share options:
Award vesting period (in years)	3 years
Employee Stock Options | Golar Scheme | Maximum
Share options:
Award vesting period (in years)	4 years
Employee Stock Options | LTIP
Share options:
Number of shares authorized for grant					3,000,000
Originally Awarded From 2009-2011 | Employee Stock Options
Share options:
Options, outstanding (in shares)		95,138	95,138			95,138
Outstanding:
Options outstanding, beginning of year (in shares)		95,138
Option outstanding, end of year (in shares)			95,138
Weighted average exercise price:
Compensation cost			$ 600,000